SHARE BASED COMPENSATION, Option Granted to Eligible Persons (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options [Abstract]
Outstanding, Beginning of period (in shares)	47,188,554	35,706,882	11,653,513
Granted (in shares)	5,809,024	15,327,884	26,500,000
Exercised (in shares)	(5,486,180)	(3,736,976)	(2,117,647)
Forfeited (in shares)	(45,678)	(109,236)	(328,984)
Outstanding, End of period (in shares)	47,465,720	47,188,554	35,706,882
Vested and expected to vest (in shares)	47,465,720	47,188,554	35,706,882
Exercisable (in shares)	25,298,368	19,664,736	8,748,351
Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of period (in dollars per share)	$ 13.89	$ 12.54	$ 5.11
Granted (in dollars per share)	18.59	15.00	15.00
Exercised (in dollars per share)	11.29	5.58	2.16
Forfeited (in dollars per share)	14.09	14.24	14.03
Outstanding, End of period (in dollars per share)	14.76	13.89	12.54
Vested and expected to vest (in dollars per share)	14.76	13.89	12.54
Exercisable (in dollars per share)	$ 13.73	$ 12.35	$ 5.25
Additional Disclosures [Abstract]
Weighted average remaining contractual term, Outstanding	7 years 6 months 25 days	8 years 2 months 4 days	8 years 4 months 17 days
Weighted average remaining contractual term, Exercisable	7 years 10 days	7 years 4 months 6 days	6 years 10 days
Aggregate intrinsic value, Outstanding	$ 8,747,373	$ 1,242,496	$ 58,007
Aggregate intrinsic value, Exercisable	$ 4,688,260	$ 548,035	$ 56,918
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of share options (in dollars per share)	$ 37.86	$ 12.05	$ 3.02
Aggregate grant date fair value of outstanding options	$ 495,314
Fair value of share options vested	88,114	$ 44,688	$ 22,390
Aggregate intrinsic value of options exercised	767,203	$ 64,097	$ 20,660
Unrecognized share-based compensation cost	$ 359,147
Unrecognized share-based compensation, weighted-average vesting period	1 year 11 months 1 day
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	0.39%	2.34%	2.75%
Expected term	5 years 6 months	5 years 6 months	5 years
Expected volatility	32.40%	33.00%	33.30%
Fair value of share options (in dollars per share)	$ 13.81	$ 4.58	$ 2.52
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	1.66%	2.68%	2.92%
Expected term	7 years 6 months	8 years 6 months	7 years
Expected volatility	33.70%	35.00%	35.20%
Fair value of share options (in dollars per share)	$ 50.58	$ 13.59	$ 3.52